TRUST ACCOUNT AND FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of fair values investments active markets for identical assets or liabilities

			Quoted Price
			Prices in
	Carrying value at	Gross Unrealized	Active Markets
Description	June 30, 2021	Holding Gains	(Level 1)
Assets:
Cash and money market funds	$172,608,000	$—	$172,608,000
Total	$172,608,000	$—	$172,608,000

			Quoted Price
			Prices in
	Carrying value at	Gross Unrealized	Active Markets
Description	December 31, 2020	Holding Gains	(Level 1)
Assets:
U.S. government treasury bills	$172,579,000	$—	$172,579,000
Total	$172,579,000	$—	$172,579,000

	Carrying		Quoted Price
	value at	Gross	Prices in
	December 31,	Unrealized	Active Markets
Description	2020	Holding Gains	(Level 1)
Assets:
Cash and money market funds	$1,000	$—	$1,000
U.S. government treasury bills	172,578,000	—	172,578,000
Total	$172,579,000	$—	$172,579,000